Revenue	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue

Note   23.               Revenue

Nature of goods and services

The following is a description of the principal activities from which the Group generates its revenue.

The Group recognizes revenue when a customer takes possession of the chips, which usually occurs when the goods are delivered. Customers typically pay once goods are delivered.

Disaggregation of revenue

The following table shows the Group’s revenues disaggregated by product or service type:

Disaggregation of revenue	Typical payment	At one point in time			Total
USD'000		2022	2021	2020	2022	2021	2020
Secure Microcontrollers Segment
Secure chips	Upon delivery	18,336	14,850	11,289	18,336	14,850	11,289
Total Secure Microcontrollers Segment		18,336	14,850	11,289	18,336	14,850	11,289
All Other Segment
Secure chips	Upon delivery	4,862	2,145	3,028	4,862	2,145	3,028
Total All Other Segment		4,862	2,145	3,028	4,862	2,145	3,028
Total Revenue		23,198	16,995	14,317	23,198	16,995	14,317

For the years ended December 31, 2022, 2021 and 2020 the Group recorded no revenues related to performance obligations satisfied in prior periods.

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD'000	2022	2021	2020
Secure Microcontrollers Segment
France	147	37	64
Rest of EMEA	2,775	2,944	1,861
North America	13,408	10,234	7,922
Asia Pacific	1,939	1,588	1,421
Latin America	67	47	21
Total Secure Microcontrollers segment revenue	18,336	14,850	11,289
All Other Segment
France	64	175	466
Rest of EMEA	3,791	1,099	2,116
North America	201	397	294
Asia Pacific	806	474	105
Latin America	-	-	47
Total All Other segment revenue	4,862	2,145	3,028
Total Net sales	23,198	16,995	14,317
*EMEA means Europe, Middle East and Africa

Contract assets, deferred revenue and contract liability

Our contract assets, deferred revenue and contract liability consist of:

	As at December 31,	As at December 31,
USD'000	2022	2021
Trade accounts receivables
Trade accounts receivable - Secure Microcontrollers Segment	1,794	2,321
Trade accounts receivable - All Other Segment	475	335
Total trade accounts receivables	2,269	2,656
Contract liabilities - current	84	111
Total contract liabilities	84	111
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	-	150

Increases or decreases in trade accounts receivable, contract assets, deferred revenue and contract liability were primarily due to normal timing differences between our performance and customer payments.

Remaining performance obligations

As of December 31, 2022, approximately USD 83,589 is expected to be recognized from remaining performance obligations for contracts. We expect to recognize revenue for these remaining performance obligations during the next year approximately as follows:

Estimated revenue from remaining performance obligations as at December 31, 2022 (USD'000)	Total
2023	84
Total remaining performance obligation from continuing operations	84

Note 24.      Revenue

Nature of goods and services

The following is a description of the principal activities from which the Group generates its revenue.

The Group recognizes revenue when a customer takes possession of the chips, which usually occurs when the goods are delivered. Customers typically pay once goods are delivered.

Disaggregation of revenue

The following table shows the Group’s revenues disaggregated by product or service type:

Disaggregation of revenue	Typical payment	At one point in time		Total
USD'000		2021	2020	2021	2020
Secure Microcontrollers Segment
Secure chips	Upon delivery	14,850	11,289	14,850	11,289
Total Secure Microcontrollers Segment		14,850	11,289	14,850	11,289
All Other Segment
Secure chips	Upon delivery	2,145	3,028	2,145	3,028
Total All Other Segment		2,145	3,028	2,145	3,028
Total Revenue		16,995	14,317	16,995	14,317

For the years ended December 31, 2021, and 2020 the Group recorded no revenues related to performance obligations satisfied in prior periods.

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD'000	2021	2020
Secure Microcontrollers segment
France	37	64
Rest of EMEA	2,944	1,861
North America	10,234	7,922
Asia Pacific	1,588	1,421
Latin America	47	21
Total Secure Microcontrollers segment revenue	14,850	11,289
All Other segment
France	175	466
Rest of EMEA	1,099	2,116
North America	397	294
Asia Pacific	474	105
Latin America	-	47
Total All Other segment revenue	2,145	3,028
Total Net sales	16,995	14,317
*EMEA means Europe, Middle East and Africa

Contract assets, deferred revenue and contract liability

Our contract assets, deferred revenue and contract liability consist of:

Contract assets and contract liabilities
	As at December 31,	As at December 31,
USD'000	2021	2020
Trade accounts receivables
Trade accounts receivable - Secure Microcontrollers segment	2,321	1,756
Trade accounts receivable - All Other segment	335	471
Total trade accounts receivables	2,656	2,227
Contract liabilities - current	111	147
Total contract liabilities	111	147
Deferred revenue
Deferred revenue - Secure Microcontrollers Segment	-	150
Total deferred revenue	-	150
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	150	-

Increases or decreases in trade accounts receivable, contract assets, deferred revenue and contract liability were primarily due to normal timing differences between our performance and customer payments.

Remaining performance obligations

As of December 31, 2021, approximately USD 111,000 is expected to be recognized from remaining performance obligations for contracts. We expect to recognize revenue for these remaining performance obligations during the next year approximately as follows:

Estimated revenue from remaining performance obligations as at December 31, 2021 (USD'000)	Total
Year 2022	111
Total remaining performance obligation	111